TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

333-151805  HV-6777 – Hartford 403(b) Cornerstone Innovations

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Supplement dated July 1, 2019 to your Prospectus

INVESTMENT ADVISER CHANGE

Effective as of the close of business on May 24, 2019, Invesco Advisers, Inc., replaced OFI Global Asset Management, Inc. as Investment Adviser for the below Funds.  Additionally, OppenheimerFunds, Inc. is no longer the Sub-Adviser to the Funds.

Invesco Oppenheimer Developing Markets Fund – Class A

Invesco Oppenheimer Equity Income Fund – Class A

Invesco Oppenheimer Global Fund – Class A

Invesco Oppenheimer Global Strategic Income Fund – Class A

Invesco Oppenheimer Gold & Special Minerals Fund – Class A

Invesco Oppenheimer International Bond Fund – Class A

Invesco Oppenheimer International Diversified Fund – Class A

Invesco Oppenheimer International Growth Fund – Class A

Invesco Oppenheimer Main Street All Cap Fund® – Class A

Invesco Oppenheimer Main Street Mid Cap Fund® – Class A

Invesco Oppenheimer Mid Cap Value Fund – Class A

Invesco Oppenheimer Real Estate Fund – Class A

Invesco Oppenheimer Rising Dividends Fund – Class A

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.